PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of detailed information about property, plant and equipment

			Equipment,
	Plants and	Oil and gas	machinery
	buildings	properties	and others	Total
	RMB	RMB	RMB	RMB
Cost:
Balance as at January 1, 2021	138,550	757,592	996,702	1,892,844
Additions	509	2,192	5,177	7,878
Transferred from construction in progress	5,487	40,357	65,182	111,026
Reclassifications	646	(617)	(29)	—
Invest into the joint ventures and associated companies	(8)	—	(188)	(196)
Reclassification to other long-term assets	(665)	(22)	(1,027)	(1,714)
Disposals	(1,297)	(5,517)	(17,495)	(24,309)
Exchange adjustments	(57)	(940)	(95)	(1,092)
Balance as at December 31, 2021	143,165	793,045	1,048,227	1,984,437

Balance as at January 1, 2022	143,165	793,045	1,048,227	1,984,437
Additions	146	4,277	3,528	7,951
Transferred from construction in progress	8,832	40,397	72,738	121,967
Reclassifications	1,042	(289)	(753)	—
Invest into the joint ventures and associated companies	(64)	—	(150)	(214)
Reclassification to other long-term assets	(66)	(50)	(1,417)	(1,533)
Disposals	(830)	(429)	(17,169)	(18,428)
Exchange adjustments	207	3,768	321	4,296
Balance as at December 31, 2022	152,432	840,719	1,105,325	2,098,476

Accumulated depreciation and impairment losses:
Balance as at January 1, 2021	63,540	620,720	614,969	1,299,229
Depreciation for the year	4,586	39,670	48,568	92,824
Impairment losses for the year	742	1,904	6,774	9,420
Reclassifications	185	(410)	225	—
Invest into the joint ventures and associated companies	(5)	—	(133)	(138)
Reclassification to other long-term assets	(82)	(7)	(170)	(259)
Written back on disposals	(771)	(135)	(13,668)	(14,574)
Exchange adjustments	(29)	(904)	(57)	(990)
Balance as at December 31, 2021	68,166	660,838	656,508	1,385,512

Balance as at January 1, 2022	68,166	660,838	656,508	1,385,512
Depreciation for the year	4,736	31,059	50,383	86,178
Impairment losses for the year	312	2,754	2,016	5,082
Reclassifications	259	(209)	(50)	—
Invest into the joint ventures and associated companies	(20)	—	(60)	(80)
Reclassification to other long-term assets	(25)	(40)	(160)	(225)
Written back on disposals	(734)	(406)	(11,465)	(12,605)
Exchange adjustments	101	3,616	197	3,914
Balance as at December 31, 2022	72,795	697,612	697,369	1,467,776

Net book value:
Balance as at January 1, 2021	75,010	136,872	381,733	593,615
Balance as at December 31, 2021	74,999	132,207	391,719	598,925
Balance as at December 31, 2022	79,637	143,107	407,956	630,700